RECURRING FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value (Details) - PRIVETERRA ACQUISITION CORP. - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
RECURRING FAIR VALUE MEASUREMENTS
Warrant liabilities	$ 1,336,725	$ 669,759	$ 7,384,800
Level 1 | Public Warrants
RECURRING FAIR VALUE MEASUREMENTS
Warrant liabilities	828,000		4,692,000
Level 2 | Public Warrants
RECURRING FAIR VALUE MEASUREMENTS
Warrant liabilities		419,520
Level 3 | Private Placement Warrants
RECURRING FAIR VALUE MEASUREMENTS
Warrant liabilities	$ 508,725	$ 250,239	$ 2,692,800